Organization and Nature of Business - Additional Information (Detail)		9 Months Ended
	May 09, 2022 shares	Sep. 30, 2022	Apr. 04, 2022 USD ($) $ / shares shares
Embraer Aircraft Holding Inc. ("EAH") [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership Percentage		90.00%
Zanite Acquisition Corp. [Member] | Business Combination Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock conversion ratio		0.01
Zanite Acquisition Corp. [Member] | Embraer Aircraft Holding Inc. ("EAH") [Member] | Business Combination Agreement [Member] | Common Stock [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares for consideration (in shares)	220,000,000
Private Placement [Member] | Common Stock [Member] | Common Class A [Member] | PIPE Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued			35,730,000
Share price | $ / shares			$ 10
Common stock value subscribed but not issued | $			$ 357,300,000
Private Placement [Member] | Common Stock [Member] | Common Class A [Member] | Zanite Sponsor LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued			2,500,000
Common stock value subscribed but not issued | $			$ 25,000,000
Private Placement [Member] | Common Stock [Member] | Common Class A [Member] | Embraer Aircraft Holding Inc. ("EAH") [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued			18,500,000
Common stock value subscribed but not issued | $			$ 185,000,000